Income tax and deferred taxes - Reconciliation of Changes in Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	$ 314,646	$ (110,416)
Deferred tax expense (income) recognised in profit or loss	(346,391)	430,978
Deferred tax relating to items credited (charged) directly to equity	(60,707)	(5,916)
Total change in deferred taxes	(407,098)	425,062
Deferred tax liability (asset) at end of period	(92,452)	314,646
Unrealized loss
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	655,695	144,181
Deferred tax expense (income) recognised in profit or loss	(334,355)	511,514
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(334,355)	511,514
Deferred tax liability (asset) at end of period	321,340	655,695
Property, plant and equipment and capitalized interest
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(244,560)	(189,073)
Deferred tax expense (income) recognised in profit or loss	4,504	(55,487)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	4,504	(55,487)
Deferred tax liability (asset) at end of period	(240,056)	(244,560)
Restoration and rehabilitation provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	4,685
Deferred tax expense (income) recognised in profit or loss	1,651
Deferred tax relating to items credited (charged) directly to equity	0
Total change in deferred taxes	1,651
Deferred tax liability (asset) at end of period	6,336	4,685
Restoration and rehabilitation provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	4,685	6,567
Deferred tax expense (income) recognised in profit or loss		(1,882)
Deferred tax relating to items credited (charged) directly to equity		0
Total change in deferred taxes		(1,882)
Deferred tax liability (asset) at end of period		4,685
Manufacturing expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(139,383)	(108,181)
Deferred tax expense (income) recognised in profit or loss	(20,496)	(31,202)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(20,496)	(31,202)
Deferred tax liability (asset) at end of period	(159,879)	(139,383)
Employee benefits and unemployment insurance
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(8,995)	(7,486)
Deferred tax expense (income) recognised in profit or loss	(2,020)	(2,779)
Deferred tax relating to items credited (charged) directly to equity	1,577	1,270
Total change in deferred taxes	(443)	(1,509)
Deferred tax liability (asset) at end of period	(9,438)	(8,995)
Vacation accrual
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	7,650	6,039
Deferred tax expense (income) recognised in profit or loss	1,723	1,611
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	1,723	1,611
Deferred tax liability (asset) at end of period	9,373	7,650
Inventory provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	27,512	20,557
Deferred tax expense (income) recognised in profit or loss	7,206	6,955
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	7,206	6,955
Deferred tax liability (asset) at end of period	34,718	27,512
Materials provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	11,915	10,554
Deferred tax expense (income) recognised in profit or loss	2,490	1,361
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	2,490	1,361
Deferred tax liability (asset) at end of period	14,405	11,915
Derivative financial instruments
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	0	0
Deferred tax expense (income) recognised in profit or loss	5,047	7,172
Deferred tax relating to items credited (charged) directly to equity	(5,047)	(7,172)
Total change in deferred taxes	0	0
Deferred tax liability (asset) at end of period	0	0
Others employee benefits
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	1,177	929
Deferred tax expense (income) recognised in profit or loss	5,384	248
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	5,384	248
Deferred tax liability (asset) at end of period	6,561	1,177
Research and development expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(12,294)	(5,387)
Deferred tax expense (income) recognised in profit or loss	(3,752)	(6,907)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(3,752)	(6,907)
Deferred tax liability (asset) at end of period	(16,046)	(12,294)
Bad debt provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	715	2,708
Deferred tax expense (income) recognised in profit or loss	2,345	(1,993)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	2,345	(1,993)
Deferred tax liability (asset) at end of period	3,060	715
Provision for legal complaints and expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	6,827	334
Deferred tax expense (income) recognised in profit or loss	(3,895)	6,493
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(3,895)	6,493
Deferred tax liability (asset) at end of period	2,932	6,827
Loan approval expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(8,793)	(8,967)
Deferred tax expense (income) recognised in profit or loss	(3,942)	174
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(3,942)	174
Deferred tax liability (asset) at end of period	(12,735)	(8,793)
Financial instruments recorded at market value
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	5,226	5,243
Deferred tax expense (income) recognised in profit or loss	0	0
Deferred tax relating to items credited (charged) directly to equity	(57,242)	(17)
Total change in deferred taxes	(57,242)	(17)
Deferred tax liability (asset) at end of period	(52,016)	5,226
Specific tax on mining activity
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(5,799)	(4,545)
Deferred tax expense (income) recognised in profit or loss	2,491	(1,257)
Deferred tax relating to items credited (charged) directly to equity	5	3
Total change in deferred taxes	2,496	(1,254)
Deferred tax liability (asset) at end of period	(3,303)	(5,799)
Tax loss benefit
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	10,059	8,557
Deferred tax expense (income) recognised in profit or loss	13,281	1,502
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	13,281	1,502
Deferred tax liability (asset) at end of period	23,340	10,059
Other
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	2,913	(4,274)
Deferred tax expense (income) recognised in profit or loss	(24,032)	7,187
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(24,032)	7,187
Deferred tax liability (asset) at end of period	(21,119)	2,913
Foreign items (other)
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	96	11,828
Deferred tax expense (income) recognised in profit or loss	(21)	(11,732)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(21)	(11,732)
Deferred tax liability (asset) at end of period	$ 75	$ 96